As filed with the Securities and Exchange Commission on December 1, 2016
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 634	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 636	☒
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Funds 55 East 52nd Street New York, New York 10055 United States of America
(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

__________________
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on December 30, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 634 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 636 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 30, 2016, the effectiveness of the registration statement for BlackRock Credit Opportunities Portfolio (the “Fund”), filed in Post-Effective Amendment No. 171 on June 2, 2011, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 634 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 171 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 634 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 1st day of December, 2016.

BLACKROCK FUNDSSM, on behalf of its series, BlackRock Credit Opportunities Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 634 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 1, 2016
John M. Perlowski
	/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	December 1, 2016
Neal J. Andrews

	David O. Beim*	Trustee
David O. Beim
	Susan J. Carter*	Trustee
Susan J. Carter

	Collette Chilton*	Trustee
Collette Chilton

	Neil A. Cotty*	Trustee
Neil A. Cotty

	Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

	Rodney D. Johnson*	Trustee
Rodney D. Johnson

	Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

	Joseph P. Platt*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Mark Stalnecker*	Trustee
Mark Stalnecker

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Claire A. Walton*	Trustee
Claire A. Walton

	Frederick W. Winter*	Trustee
Frederick W. Winter

	Barbara G. Novick*	Trustee
Barbara G. Novick

*By:	/s/ Benjamin Archibald		December 1, 2016
Benjamin Archibald (Attorney-In-Fact)

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